OTHER PAYABLES AND ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Other Liabilities Disclosure [Abstract]
Accrued expenses and other	$ 6,769	$ 6,143
Subcontractors accrual	2,532	1,386
Accrued taxes	2,006	5,430
Total other payables and accrued expenses	$ 11,307	$ 12,959